Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 128,276	$ 130,665	$ 62,838
State	27,270	19,831	13,362
Foreign	25,590	17,389	10,076
Total current income tax expense	181,136	167,885	86,276
Deferred:
Federal	(43,875)	(45,596)	(24,970)
State	(7,508)	(6,286)	3,020
Foreign	4,009	10,147	5,304
Total deferred income tax benefit	(47,374)	(41,735)	(16,646)
Provision for income taxes	$ 133,762	$ 126,150	$ 69,630